January 3, 2005

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

RE: The Dreyfus/Laurel Funds, Inc.
- Dreyfus Premier Core Equity Fund
(the “Registrant”)
Registration Statement File No. 33-16338

To Whom It May Concern:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the Prospectus and Statement of Additional Information for the above-referenced Fund do not differ from that contained in Amendment number 92 to the Registrant’s Registration Statement, electronically filed with the Securities and Exchange Commission on December 23, 2004, pursuant to Rule 485(a).

     Please address any comments or questions to the attention of the undersigned at (212) 922-6906.

Sincerely,

/s/ Joe A. Arroyo
Joe A. Arroyo
Senior Paralegal

cc:	KPMG LLP

Stroock & Stroock & Lavan LLP